Pensions and other post-retirement benefit obligations	6 Months Ended
Sep. 30, 2024
Employee Benefits [Abstract]
Pensions and other post-retirement benefit obligations
13. Pensions and other post-retirement benefit obligations

	30 September 2024	31 March 2024
	£m	£m
Present value of funded obligations	(17,058)	(17,601)
Fair value of plan assets	19,247	19,733
	2,189	2,132
Present value of unfunded obligations	(253)	(266)
Other post-employment liabilities	(61)	(52)
Net defined benefit asset	1,875	1,814
Presented in consolidated statement of financial position:
Assets	2,478	2,407
Liabilities	(603)	(593)
	1,875	1,814

Key actuarial assumptions	30 September 2024	31 March 2024
Discount rate – UK past service	5.02%	4.87%
Discount rate – US	4.90%	5.15%
Rate of increase in RPI – UK past service	2.95%	3.05%

The movement in the net pensions and other post-retirement benefit (OPEB) obligations position in the period can be analysed as follows:

	30 September 2024	30 September 2023
	£m	£m
Opening net defined benefit asset	1,814	1,951
Cost recognised in the income statement	(29)	(34)
Employer contributions	81	80
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	18	(257)
Other movements	(9)	(3)
Closing net defined benefit asset	1,875	1,737

The pension and OPEB surpluses in both the UK and the US of £1,359 million and £1,119 million respectively (31 March 2024: £1,317 million and £1,090 million) continue to be recognised as assets under IFRIC 14 as explained on page 180 of the Annual Report and Accounts for the year ended 31 March 2024.

In June 2023, the UK High Court issued a ruling, which was subsequently upheld by the Court of Appeal in July 2024, in the case of Virgin Media Limited versus NTL Pension Trustees II Limited and others relating to the validity of certain historical pension changes. The Group has performed its review of past significant changes made to its UK defined benefit pension arrangements and it has concluded that there is no financial impact from the ruling of the case.